SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Salaries and fees to officers		$ 1,294,913	$ 1,103,257	$ 2,844,967	$ 3,481,408	$ 5,575,843	$ 4,716,909
Share based compensation					18,164	23,700	84,171
Research and Development Expense		122,410	1,693,205	249,966	1,828,970	1,938,234	770,826
Salaries and fees to officers		76,761		110,523	70,229	55,178	158,313
Selling and Marketing Expense		64,815	$ 60,462	179,094	217,907	271,966	567,598
Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers	[1]			792,253	1,116,165
Share based compensation				175,680	497,905
Salaries and Related Expenses [Member]
Related Party Transaction [Line Items]
Other accounts payables		$ 86,669		86,669		139,117	103,497
Directors Compensation [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers				273,874	317,502
Salaries and Fees to Officers [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers				518,379	798,663
Research and Development Expense					33,417
Selling and Marketing Expense					$ 33,417
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses net						(1,871,280)	(1,085,039)
Share based compensation				$ 256,699		987,962	124,508
General and Administrative Expense [Member] | Directors Compensation [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers						716,456	419,057
General and Administrative Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers						1,154,824	665,982
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Share based compensation							3,024
Research and Development Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Research and Development Expense						33,417	276,738
Cost of Sales [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers						33,417	169,013
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Share based compensation							3,024
Selling and Marketing Expense [Member] | Salaries and Fees to Officers [Member]
Related Party Transaction [Line Items]
Selling and Marketing Expense						$ 33,417	$ 169,013

[1]	of which share based compensation